Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEK/USD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	$ 1,576	$ 1,939	$ 2,760
SEK/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	2,962	1,098	1,116
SEK/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	4,158	2,276	4,773
SEK/SGD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	2,922	384	1,788
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax	$ 15,103	$ 8,622	$ 201